Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
9.	Fair Value Measurements
ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), defines fair value as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants on the measurement date, and establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value.
The Company’s financial assets and liabilities subject to the three-level fair value hierarchy consist principally of cash and equivalents, accounts receivable, accounts payable, long-term and short-term debt and contingent consideration payable. The estimated fair value of cash and equivalents, accounts receivable and accounts payable approximates their carrying value due to due to their short maturities (less than 12 months).
The Company’s short- and long-term debt are recorded at their carrying values in the consolidated balance sheets, which may differ from their respective fair values. The carrying values and estimated fair values of the Company’s short- and long-term debt approximate their carrying values as of December 31, 2020, and 2019, based on interest rates currently available to the Company for similar borrowings.
The contingent consideration, which resulted from the earn-outs associated with the Monocl acquisition, is measured at fair value on a recurring basis. The fair value was estimated using a variation of the income approach, known as the real options method, where ARR was simulated in a risk-neutral framework using Geometric Brownian Motion, a well-accepted model of stock price behavior that is used in option pricing models such as the Black-Scholes option pricing model. The risk-neutral expected (probability-weighted) earnout payments were then calculated based on simulation results. An increase to a probability of achievement would result in a higher fair value measurement. At September 30, 2021 and December 31, 2020, the fair value of the contingent consideration was estimated at $6.9 million and $5.2 million, respectively. The current portion of the earn-out
liability ($6.9 million and $1.5 million at September 30, 2021 and December 31, 2020, respectively) is included in accrued expenses and other current liabilities on the consolidated balance sheets, and the non-current
portion (nil at September 30, 2021 and $3.7 million at December 31, 2020) in other long-term liabilities. A payment of $1.5 million was made in April 2021.
Earn-out
liabilities are classified within Level 3 in the fair value hierarchy because the methodology used to develop the estimated fair value includes significant unobservable inputs reflecting management’s own assumptions. The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements were as follows as of September 30, 2021 and December 31, 2020:

(in thousands)	Fair Value	Valuation Technique	Unobservable Inputs	Discount Rate
Earn-out liabilities	$6,905	Income Approach (Real Option Method)	Discount rate	2.38%
The table below presents a reconciliation of earnout liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

(in thousands)	September 30, 2021	December 31, 2020
Balance at beginning of period	$5,236	$—
Additions	—	2,600
Net change in fair value and other adjustments	3,169	2,636
Payments	(1,500)	—

Balance at end of period	$6,905	$5,236

Adjustments to the
earn-out
liabilities in periods subsequent to the completion of acquisitions were made using scenario-based modeling to estimate the probability of achievement and are reflected within transaction expenses in the condensed consolidated statements of operations. As of September 30, 2021, the Company had the potential to make a maximum of $10.0 million and a minimum of $0.0 million (undiscounted) in earn-out
payments. Assuming the achievement of the applicable performance criteria, these earn-out
payments will be made in April 2022.
Certain assets and liabilities, including property, plant and equipment, goodwill and other intangible assets, are measured at fair value on a non-recurring
basis. These assets are remeasured when the derived fair value is below the carrying value on the Company’s consolidated balance sheet. For these assets, the Company does not periodically adjust carrying value to fair value except in the event of impairment. When impairment has occurred, the Company measures the required charges and adjusts the carrying value as discussed in Note 2.
Summary of Significant Accounting Policies
of the Notes to the Consolidated Financial Statements in the Company’s IPO Prospectus.

9.	Fair Value Measurements
AC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants on the measurement date, and establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value.
The Company’s financial assets and liabilities subject to the three-level fair value hierarchy consist principally of cash and equivalents, accounts receivable, accounts payable, long-term and short-term debt and contingent consideration payable. The estimated fair value of cash and equivalents, accounts receivable and accounts payable approximates their carrying value due to due to their short maturities (less than 12 months).
The Company’s short- and long-term debt are recorded at their carrying values in the consolidated balance sheets, which may differ from their respective fair values. The carrying values and estimated fair values of the Company’s short- and long-term debt approximate their carrying values as of December 31, 2020, and 2019, based on interest rates currently available to the Company for similar borrowings.
The contingent consideration, which resulted from the earn-outs associated with the Monocl acquisition, is measured at fair value on a recurring basis. The current portion of the earn-out
liability is included in accrued expenses and other current liabilities on the consolidated balance sheet, and the non-current
portion in other long-term liabilities.
Earn-out
liabilities are classified within Level 3 in the fair value hierarchy because the methodology used to develop the estimated fair value includes significant unobservable inputs reflecting management’s own assumptions. The fair value of the contingent consideration was estimated using a variation of the income approach, known as the real options method, where ARR was simulated in a risk-neutral framework using Geometric Brownian Motion, a well-accepted model of stock price behavior that is used in option pricing models such as the Black-Scholes option pricing model. The risk-neutral expected (probability-weighted) earnout payments were then calculated based on simulation results. An increase to a probability of achievement would result in a higher fair value measurement. The fair value of the contingent consideration was $5.2 million as of December 31, 2020, with $1.5 million current and $3.7 million non-current.
Adjustments to the
earn-out
liabilities in periods subsequent to the completion of acquisitions were made using scenario-based modeling to estimate the probability of achievement and are reflected within Transaction expenses in the consolidated statements of income (loss). As of December 31, 2020, the Company had the potential to make a maximum of $15.0 million and a minimum of $0.0 million (undiscounted) in earn-out
payments. Assuming the achievement of the applicable performance criteria, these earn-out
payments will be made over the next 2 years.
The table below presents a reconciliation of earnout liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Balance at beginning of period	$—	$—	$—
Additions	2,600	—	—
Net change in fair value and other adjustments	2,636	—	—
Payments	—	—	—

Balance at end of period	$5,236	$—	$—

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements were as follows as of December 31, 2020:

	Fair Value	Valuation Technique	Unobservable Inputs	Discount Rate
Earn-out liabilities	$5,236	Income Approach (Real Option Method)	Discount rate	6.5%
Certain assets and liabilities, including property, plant and equipment, goodwill and other intangible assets, are measured at fair value on a non-recurring
basis. These assets are remeasured when the derived fair value is below the carrying value on the Company’s consolidated balance sheet. For these assets, the Company does not periodically adjust carrying value to fair value except in the event of impairment. When impairment has occurred, the Company measures the required charges and adjusts the carrying value as discussed in Note 2.
Summary of Significant Accounting Policies
. For discussion about the impairment testing of assets not measured at fair value on a recurring basis see Note 7.
Goodwill and Intangible Assets
for additional details.